Long-term bank loans & Revolving facilities (Details Narrative) $ in Thousands			1 Months Ended					6 Months Ended
	Apr. 10, 2025 USD ($)	Mar. 14, 2025 USD ($)	Jun. 25, 2025 USD ($)	May 30, 2025 USD ($)	Mar. 26, 2025 USD ($)	Jan. 24, 2025 USD ($)	Jan. 22, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Cash and Cash Equivalent								$ 395,636	$ 462,578	$ 425,066
Debt Instrument, Covenant Compliance								As of June 30, 2025, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings (Note 7), which are described above and in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time								5.90%	6.60%
Debt Instrument, Unused Borrowing Capacity, Fee								$ 20	$ 0
Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Deferred Debt Issuance Cost, Writeoff								919	954
Other prepayment expenses								31	$ 56
Minimum liquidity, not legally restricted [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalent								72,500		75,500
Minimum liquidity, legally restricted [Member]
Line of Credit Facility [Line Items]
Restriced cash and cash equivalents, current and non-current								35,130		$ 15,814
ING $185,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						$ 185,000
Description of scope, credit facility							to refinance the outstanding amount of the then existing ING Facility, as discussed below, and for general corporate purposes
Repayment installment							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 8,810
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 8,810
Line of credit facility, maturity date							January 2030
Line of Credit Facility, Collateral							is secured by first priority mortgages on the vessels Star Alessia, Star Magnanimus, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Mona, Star Flame, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Lambada, Star Macarena and Star Lutas, which were previously part of the collateral securing the then existing ING Facility
Fubon $43,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 43,000
Description of scope, credit facility		to refinance the vessels Peloreus and Leviathan, which were previously under the then existing ING Facility
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 1,075
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 21,500
Line of credit facility, maturity date		March 2030
Line of Credit Facility, Collateral		is secured by first-priority mortgages on the aforementioned vessels
ESUN $130,000 Facility [Member]
Line of Credit Facility [Line Items]
Description of scope, credit facility	for the post-delivery financing of the five Kamsarmax vessels currently under construction
Line of credit facility, maturity date	seven years
Line of Credit Facility, Collateral	will be secured by first priority mortgages on the five vessels under construction when delivered
Line of Credit Facility, Maximum Borrowing Capacity	$ 130,000
ABN Revolving Facility [Member]
Line of Credit Facility [Line Items]
Description of scope, credit facility				to finance working capital requirements
Line of credit facility, maturity date				available to be drawn for, and are repayable within, 12 months from the date of the agreement, with an option to extend the repayment for an additional 12 months upon mutual agreement.
Line of Credit Facility, Collateral				will be secured by first priority mortgage on the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole
Line of Credit Facility, Maximum Borrowing Capacity				$ 50,000
NBG Revolving Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								20,000
Description of scope, credit facility			to finance working capital requirements
Line of credit facility, maturity date			available for three years after the date of the agreement, and each amount drawn under the facility will be repayable within one year from the date of such borrowing
Line of Credit Facility, Collateral			Following the repayment of the First Drawing, each drawn amount under the NBG Revolving Facility, is secured by first priority mortgage on the vessels Star Pauline, Star Borneo, Star Marilena, Star Bueno, Star Angie, Star Kamila, Star Sophia and Star Nina.
Line of Credit Facility, Maximum Borrowing Capacity			$ 65,000
ABN AMRO $97,150 Facility [Member] | Star Eva Star Aphrodite Star Lydia Star Nicole [Member]
Line of Credit Facility [Line Items]
prepayment amount								35,715
ING Facility [Member] | Star Bovarius [Member]
Line of Credit Facility [Line Items]
prepayment amount								154,920
SEB $39,000 Facility [Member] | Star Marilena Star Borneo Star Bueno [Member]
Line of Credit Facility [Line Items]
prepayment amount								7,800
NBG $151,085 Facility [Member] | Star Omicron Strange Attractor [Member]
Line of Credit Facility [Line Items]
prepayment amount								8,012
ESUN $100,000 Facility [Member] | Bittern Canary Petrel [Member]
Line of Credit Facility [Line Items]
prepayment amount								13,411
ABN AMRO $94,100 Facility [Member] | Puffin Bulker [Member]
Line of Credit Facility [Line Items]
prepayment amount								4,593
ING $94,000 Facility [Member] | Oriole [Member]
Line of Credit Facility [Line Items]
prepayment amount								$ 4,724
All Bank Loans [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate Terms								SOFR plus a margin
ABN Revolving Facility and NBG Revolving Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Capacity Available for Trade Purchases								$ 95,000